WARRANT DERIVATIVE LIABILITY	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Warrant Derivative Liability
WARRANT DERIVATIVE LIABILITY

3. WARRANT DERIVATIVE LIABILITY

As of March 31, 2024 and September 30, 2023, there are no financial instruments accounted as a derivative liability.

The Company previously issued warrants (Series G and Series H warrants) that were accounted for the in accordance with ASC 815-10 as the Company is required to purchase the Series G, and Series H warrants for an amount of cash per share equal to $22.00 and $10.66, respectively, (the “Minimum Value”). Accordingly, the warrants were recorded as liabilities at the greater of the Minimum Value or fair value at each reporting period.

During the three months ended March 31, 2023, the Company issued 12,019 shares of common stock with a fair value of $49,278 in exchange for the cancellation of the Series G and Series H warrants. As a result, during the three month ended March 31, 2023, the Company recorded a gain of $1,158,197 to account for the extinguishment of derivative liability.

5. DERIVATIVE LIABILITIES

In June 2018 and May 2019, the Company issued its Series F Warrants, Series G Warrants, and Series H Warrants. Pursuant to the terms of the respective warrant agreements, the Company was required to purchase its Series F Warrants, Series G Warrants and Series H Warrants for an amount of cash equal to $36.00, $22.00 and $10.66, respectively, (the “Minimum Value”). As a result, the Company accounted for the Series F Warrants, Series G Warrants and the Series H Warrants in accordance with ASC 815-10 and were recorded as liabilities at the greater of the Minimum Value or fair value. These warrants were marked to fair value each reporting period using the Black Scholes Model and the corresponding change in the fair value of the warrants were reported in the Consolidated Statement of Operations.

As of September 30, 2021, the estimated fair value of the derivative liabilities was $2,207,475. During the year ended September 30, 2022, certain Series F and Series H warrants expired unexercised. As a result, the Company recognized a gain of $1,000,000 to account the expiration of the corresponding derivative liability. As of September 30, 2022, the estimated fair value of the derivative liabilities was $1,207,475.

On March 10, 2023, the Company entered into exchange agreements with the holders of the Series G Warrants and the Series H Warrants. Pursuant to the exchange agreements, the warrant holders exchanged 34,013 Series G Warrants for 3,402 shares of Common Stock and 43,077 Series H Warrants for 8,617 shares of Common Stock. As a result, the Company recorded $49,277 to account the fair value of the common stock issued and recorded a change in fair value of $1,158,197 to account for extinguishment of the corresponding derivative liability. As of September 30, 2023, there are no instruments accounted as derivative liability.

Fair Value Measurements Using Significant Unobservable Inputs - Year Ended September 30, 2023

(Level 3)

	Series G	Series H	Total
Beginning balance at September 30, 2022	$748,275	$459,200	$1,207,475
Exchange of warrants into common stock	(13,947)	(35,330)	(49,277)
Extinguishment of derivative liabilities	(734,328)	(423,870)	(1,158,197)
Ending balance at September 30, 2023	$—	$—	$—

Fair Value Measurements Using Significant Unobservable Inputs - Year Ended September 30, 2022

(Level 3)

	Series F	Series G	Series H
Beginning balance at September 30, 2021	$1,000,000	$748,275	$459,200
Expiration of derivative liability	(1,000,000)	—	—
Ending balance at September 30, 2022	$—	$748,275	$459,200

As of March 10, 2023 and September 30, 2022, the derivative liabilities were valued at the greater of their minimum value or by using the Black Scholes option pricing model with the following assumptions:

	Series G	Series H	Series G	Series H
Date of valuation	March 10, 2023		September 30, 2022
Closing price per share of Common Stock	$4.10	$4.10	$3.84	$3.84
Exercise price per share	$140.00	$80.00	$140.00	$80.00
Expected volatility	179.41%	141.03%	132.97%	122.50%
Risk-free interest rate	4.91%	4.75%	4.05%	4.14%
Dividend yield	—	—	—	—
Remaining expected term of underlying securities (years)	0.24	1.31	0.69	1.57